Provision for restructuring costs - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2017	Jul. 31, 2017
Disclosure of other provisions [line items]
Number of employees to be terminated			24
Employee terminations, expected period		18 months
R&D
Disclosure of other provisions [line items]
Restructuring costs	$ 2,644
General and Administrative
Disclosure of other provisions [line items]
Restructuring costs	275
Selling
Disclosure of other provisions [line items]
Restructuring costs	196
Severance Payments And Other Directly Related Costs
Disclosure of other provisions [line items]
Restructuring costs	2,002
Onerous lease
Disclosure of other provisions [line items]
Restructuring costs	$ 1,113